Exploration in operating units - Additional information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exploration in operating units
Disbursement of exploration in operating activities	$ 28.0	$ 44.2	$ 89.7